Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Composition of Goodwill and Changes

Composition of goodwill and changes therein the years ended December 31, 2014 and 2013 are as follows:

	December 31
	2014	2013
	$ in thousands
Balance at the beginning of year	12,444	12,444
Acquired during the year (see Note 3)	167,001

Balance at the end of the year	179,445	12,444

Summary of Other Intangible Assets

Other intangible assets are composed as follows:

	December 31
	2014	2013
	$ in thousands
Cost:
Intellectual property	120,780	59,910
Customer relations	100,831	31,063
Trade name	5,960
In-process research and development	6,920
Backlog	10,398

	244,889	90,973
Less:
Accumulated amortization	99,807	80,572

	145,082	10,401

Estimated Amortization Expense

Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2015	33,030
2016	25,273
2017	25,213
2018	25,201
2019	17,919
2020 and thereafter	11,526

138,162